U.S. Securities and Exchange Commission Washington, D.C.  20549

Form 24F-2

Annual Notice of Securities Sold Pursuant to Rule 24f-2



1.	Name and address of issuer:  PORTICO FUNDS, INC.
                                615 E. MICHIGAN STREET
                                MILWAUKEE, WI  53202


	Name of each series or class of funds for which this notice is filed:



   	Class 1, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 2, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 3, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 4, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 5, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 6, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 7, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 8, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 9, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 10, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 11, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 12, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 13, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 14, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share

	Class 15, Series A and Institutional  Common Stock, Par Value
$.0001 Per Share



3.	Investment Company Act File Number:  		            811-05380


	Securities Act File Number:				33-18255

4.	Last day of fiscal year for which this notice is filed:

          	OCTOBER 31, 1995

5.	Check box if this notice is being filed more than 180 days
after the close of the issuer's fiscal year for purposes
of reporting securities sold after the close of the fiscal
year but	before termination of the issuer's 24f-2 declaration:

								[ ]

6.	Date of termination of issuer's declaration under rule 24f-2
(a)(1), if applicable (see Instruction A.6):

        	 NOT APPLICABLE

7.	Number and amount of securities of the same class or series
which had been registered	under the Securities Act of 1933
other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

								0

8.	Number and amount of securities registered during the fiscal
year other than pursuant to	rule 24f-2:

								0

9.	Number and aggregate sale price of securities sold during the fiscal year:

		NUMBER:	4,809,710,809

		AMOUNT:	$5,308,015,550

10.	Number and aggregate sale price of securities sold during
the fiscal year in reliance upon registration pursuant to rule
24f-2:

		NUMBER:	4,809,710,809

		AMOUNT:	$5,308,015,550

11.	Number and aggregate sale price of securities issued during
the fiscal year in connection	with dividend reinvestment plans,
if applicable (see Instruction B.7):

		NUMBER:	17,268,752

		AMOUNT:	$58,145,595



12.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal
year in reliance on rule	24f-2 (from Item 10):

								$5,308,015,550


	(ii)	Aggregate price of shares issued in connection with
dividend reinvestment plans	(from Item 11, if applicable):

								+$58,145,595



	(iii)	Aggregate price of shares redeemed or repurchased during
the fiscal year (if	applicable):

								-$5,207,356,527

	(iv)	Aggregate price of shares redeemed or repurchased and
previously applied as a	reduction to filing fees pursuant to
rule 24e-2 (if applicable):

								+       0

	(v)	Net aggregate price of securities sold and issued during
the fiscal year in reliance	on rule 24f-2 [line (i), plus
line (ii), less line (iii), plus line (iv)] (if applicable):

								$158,804,618

	(vi)	Multiplier prescribed by Section 6(b) of the Securities
Act of 1933 or other	applicable law or regulation (see
Instruction C.6):

								x1/5000



(vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:

								$31,761

Instruction:	Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.



13.	Check box if fees are being remitted to the Commission's
lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
202.3a).

							       [X]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

DECEMBER 20, 1995



SIGNATURES



This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By  (Signature and Title) *	_/s/ Mary Ellen Stanek______


Vice President



Date 	December 20, 1995

	*Please print the name and title of the signing officer below the signature.

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